Segment, Customer Concentration and Geographical Information - Company Revenue in Different Geographic Locations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Total revenues	$ 7,084	$ 6,478	$ 7,459	$ 7,214	$ 10,006	$ 9,586	$ 9,386	$ 10,529	$ 28,235	$ 39,507	$ 36,979
Americas [Member]
Revenue from External Customer [Line Items]
Total revenues									27,618	39,008	35,689
EMEA [Member]
Revenue from External Customer [Line Items]
Total revenues									424	239	964
Asia Pacific [Member]
Revenue from External Customer [Line Items]
Total revenues									$ 193	$ 260	$ 326